Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 9,396,001	$ 11,613,852
Cost of revenue	(8,943,404)	(10,645,525)
Gross profit	452,597	968,327
Operating expenses
General and administrative expenses	(322,260)	(102,822)
Total operating expenses	(322,260)	(102,822)
Income from operations	130,337	865,505
Other income
Other income	21,832	1,525
Total other income, net	21,832	1,525
Income before tax expense	152,169	867,030
Income tax expense	(5,389)	(123,290)
Net income and total comprehensive income	$ 146,780	$ 743,740
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.01	$ 0.06
Diluted (in Dollars per share)	$ 0.01	$ 0.06
Weighted average number of ordinary shares used in computing net income per share
Basic (in Shares)	13,272,131	12,500,000
Diluted (in Shares)	13,272,131	12,500,000